Loss per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
	Year ended December 31,
	2020	2019	2018
	(In thousands, except per share amounts)
Numerator:
Net loss attributable to Stratasys Ltd.	$(443,721)	$(10,849)	$(10,964)
Adjustment of redeemable non-controlling interest to redemption amount	-	-	(935)
Net loss attributable to Stratasys Ltd. for basic loss per share	(443,721)	(10,849)	(11,899)

Denominator:
Weighted average shares – denominator for basic net loss per share	54,918	54,260	53,751
Net loss per share
Basic	$(8.08)	$(0.20)	$(0.22)
Diluted	$(8.08)	$(0.20)	$(0.22)